UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 28-10870

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CATHERINE L HOUSER
Title: VICE PRESIDENT
Phone: 304-424-8751
Signature, Place, and Date of Signing:

1    PARKERSBURG, WV    123106

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           18
Form 13F Information Table Value Total:           $ 352,705

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AVALONBAY COMMUNITIES            COM          053484101       302     2320 SH        SOLE             2320
  BP AMOCO P L C                   COM          055622104        27      401 SH        SOLE             401
  BP AMOCO P L C                   COM          055622104       219     3266 SH        OTHER            3266
  BANK AMERICA CORP                COM          060505104       197     3696 SH        SOLE             3696
  BANK AMERICA CORP                COM          060505104        13      248 SH        OTHER            248
  EXXON MOBIL CORP                 COM          30231G102       415     5420 SH        SOLE             5420
  EXXON MOBIL CORP                 COM          30231G102        60      786 SH        OTHER            786
  FUSION TELECOMMUNICATIONS        COM          36113B301        60    51581 SH        SOLE             51581
  GENERAL ELECTRIC                 COM          369604103       532    14304 SH        SOLE             14304
  GENERAL ELECTRIC                 COM          369604103         7      175 SH        OTHER            175
   ISHARES S&P GLOBAL              COM          464287200       266     1876 SH        SOLE             1876
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103       461     3150 SH        SOLE             3150
  S&P MIDCAP 400 INDEX DEPOSITARY  COM          595635103       124      850 SH        OTHER            850
  NVR INC                          COM          62944T105    349192   541383 SH        SOLE             12
                                                                                       SOLE                               541371
  PEPSICO                          COM          713448108       183     2925 SH        SOLE             2925
  PEPSICO                          COM          713448108        48      774 SH        OTHER            774
  PROCTER & GAMBLE                 COM          742718109       570     8864 SH        SOLE             8864
  PROCTER & GAMBLE                 COM          742718109        29      450 SH        OTHER            450